CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss (continuing and discontinued operations)	¥ (2,489,562)	$ (351,596)	¥ (1,990,128)	¥ (1,538,285)	¥ (2,747,798)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	(32,571)	(4,600)	100,295	1,052,032	165,873
Depreciation of property, equipment and software	21,339	3,014	88,939	88,803	68,185
Amortization of intangible assets	100	12	6,892	5,619	3,678
Amortization of right-of-use assets	1,252	177	75,924
Loss from disposal of property, equipment and software	1,210	171	2,710	290	1,542
Equity in income of affiliates	(6,940)	(980)	(30,231)	(2,631)	(3,597)
Cash dividend received			4,389
(Gains)/losses from guarantee liabilities			362,597	1,931	(2,284)
Accrual of allowance for doubtful accounts	(65,659)		1,411	19,703	1,604
Deferred income tax liabilities			(1,678)	(1,107)	(620)
Impairment of long-term investment			37,775
Gains from disposal of long-term investment, net			(28,257)
Gain from disposal of subsidiaries	(179,020)	(25,282)
Provision for credit losses	1,954,516	276,030	271,372	40,626	38,075
Fair value change of derivative liabilities				(1,185,090)	885,821
Goodwill impairment				3,670
Impairment of net assets transferred	407,710	57,580
Guarantee income	(44,471)	(6,281)
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	138,588	19,572	315,726	(595,277)	(222,391)
Amounts due from related parties	23,520	3,322	(51,590)
Advance to consumers on behalf of financing partners	2,135	302	519,773	305,509	(796,278)
Loan recognized as a result of payment under the guarantee	(251,163)	(35,471)	(1,533,259)	(409,093)	(478,492)
Advance to sellers	58,185	8,217	347,402	(446,427)	(200,513)
Financial lease receivables	102,680	14,501	156,301	141,517	(26,832)
Inventory	3,478	491	5,588	58,561	(67,252)
Payables, accruals and other current liabilities	(101,829)	(14,378)	674,946	654,281	911,639
Deposit of interests from consumers and payable to financing partners	(16,496)	(2,330)	(470,105)	(563,527)	628,889
Deferred revenue	(3,919)	(553)	(60,893)	87,562	6,508
Net cash used in operating activities	(411,271)	(58,082)	(1,194,101)	(2,281,333)	(1,834,243)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	451	64	43,611	7,735	885
Purchase of property, equipment and software	(307)	(43)	(46,820)	(133,907)	(81,211)
Cash paid for long term investments				(189,450)	(152,723)
Cash paid for acquisition, net of cash acquired				(66,339)	(3,575)
Proceeds from disposal of long term investments	2,741	387	96,838		5,048
Decrease/(increase) in short-term investments			597,984	(595,078)	96,118
Loan extended to a related party				(101,578)	(451,385)
Cash deposits transferred to Golden Pacer (Note 3)			(1,175,867)
Proceeds from disposal of subsidiaries, net of cash disposed (Note 4)	157,013	22,174
Net cash (used in)/generated from investing activities	159,898	22,582	(484,254)	(1,078,617)	(586,843)
Cash flows from financing activities:
Proceeds from borrowings			132,809	1,209,431	800,887
Net proceeds from issuance of convertible notes			1,853,381
Net proceeds from issuance of convertible redeemable preferred shares				1,674,408	2,721,065
Repayment of convertible notes			(1,190,182)
Repayment of borrowings	(159,148)	(22,476)	(735,294)	(1,183,797)	(204,068)
Acquisition of noncontrolling interest in a subsidiary					(29,042)
Net proceeds from initial public offering and issuance of convertible notes				2,574,010
Proceeds from exercise of options	629	89	12,916
Repurchase of ordinary shares from Fairlubo's minority interest	(7,000)	(989)
Net cash generated from/ (used in) financing activities	(165,519)	(23,376)	73,630	4,274,052	3,288,842
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,065	574	960	(9,278)	3,334
Net increase/(decrease) in cash, cash equivalents and restricted cash	(412,827)	(58,302)	(1,603,765)	904,824	871,090
Cash, cash equivalents and restricted cash recorded in held for sale assets at beginning of the period	25,074	3,541	1,001,325	179,202
Cash, cash equivalents and restricted cash at beginning of the period	1,185,188	167,381	1,812,702	1,730,001	1,038,113
Cash, cash equivalents and restricted cash recorded in held for sale assets at end of the period			25,074	1,001,325	179,202
Cash, cash equivalents and restricted cash at end of the period	797,435	112,620	1,185,188	1,812,702	1,730,001
Supplemental disclosure of cash flow information
Cash paid for income tax	1,115	157	7,754	4,575	6,429
Cash paid for interest			¥ 77,924	32,113	6,386
Supplemental schedule of noncash investing and financing activities
Accretion on redeemable preferred shares				318,951	555,824
Deemed dividend to preferred shareholders				544,773	587,564
Deemed dividend from preferred Shareholders					¥ 92,779
Repurchase of the surrender shares				¥ 746,253
Unreceived disposal consideration	130,000	18,360
Unpaid repurchase consideration to monitory interest	¥ 8,319	$ 1,175